Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit)

The Company’s income tax expense (benefit) consists of the following (in thousands):

	2012	2011	2010
Current:
Federal	$15,142	$14,053	$5,500
State	3,470	3,103	1,132

	18,612	17,156	6,632

Deferred:
Federal	$(1,599)	$(7,350)	$(172)
State	(227)	(2,290)	204

	(1,826)	(9,640)	32

Total Expense (Benefit)	$16,786	$7,516	$6,664

Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense

A reconciliation of the income tax expense calculated using the applicable federal statutory rates to the actual income tax expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Federal income at the statutory rate	35%	35%	35%
State income tax, net of federal benefit	5%	3%	5%
Permanent differences	2%	1%	2%
Other	0%	-1%	-2%

	42%	38%	40%

Components of Deferred Tax Assets and Liabilities

The following table summarizes the components of the Company’s deferred tax assets and liabilities as of December 31, 2012, and 2011 (in thousands):

	2012	2011
Deferred tax assets:
Bad debt reserve	$26	$30
Vacation accrual	909	315
Remeasurement expense nonqualified stock options	1,767	1,137
Amortization of deferred finance costs	3,082	1,822
Acquisition costs	197	229
Bonus accrual	—	483
State tax deferral	1,373	1,041
Stock option compensation	—	690
Deferred revenue	91	1,284
State tax credits	566	386
Estimated liability for appeals	1,260	366
Other	82	559

	9,353	8,342
Valuation allowance	(351)	(148)

	9,002	8,194

Deferred tax liabilities:
Identifiable intangible assets	(13,007)	(14,307)
Book versus tax depreciation	(3,446)	(3,029)
Amortization of deferred finance costs	—	(135)
Other	(22)	(22)

	(16,475)	(17,493)

Net deferred tax liabilities	$(7,473)	$(9,299)

Unrecognized Tax Benefits

The Company has state tax credits of $0.6 million which can be carried forward indefinitely. The Company has state net operating loss carryforwards of $0.4 million which expire in 2020. The following table reconciles the Company’s unrecognized tax benefits as of December 31, 2012 from its unrecognized tax benefits as of December 31, 2011 (in thousands):

Unrecognized tax benefits balance at December 31, 2011	$—
Increase related to prior year tax positions	115
Decrease related to prior year tax positions	—
Increase related to current year tax positions	164
Settlements	—
Lapse of statute of limitations	—

Unrecognized tax benefits balance at December 31, 2012	$279